LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
LOANS, FINANCING AND DEBENTURES
NOTE 24 - LOANS, FINANCING AND DEBENTURES
The composition of the loans, financings, and debentures payable by the Company is set forth below:

	Average annual rates in 2025 (%)	12/31/2025	12/31/2024
National Currency
Capital markets[1]	13.49	44,779,707	39,904,209
Development banks[2]	10.74	12,483,840	14,308,971
Banking market[3]	15.43	2,862,365	3,529,199
Other Institutions[5]	4.83	908,649	1,118,862
		61,034,561	58,861,241
Foreign currency
Capital market[1]	5.51	8,497,433	11,971,847
Development banks²	7.88	348,533	436,292
Banking market[3]	15.29	4,415,237	4,351,194
		13,261,203	16,759,333

		74,295,764	75,620,574

Financial Charges		1,376,210	1,100,380
Principal		11,827,957	11,709,492
Current		13,204,167	12,809,872

Non-current		61,091,597	62,810,702

		74,295,764	75,620,574
________________________________________________________________________
¹ The balance relates to transactions with BASA FNO, BNDES, BNB, and FINEP;
² The balance relates to loans and financings with financial institutions; and
³ The balance relates to bonds, debentures, and commercial notes.

The long-term portion of loans, financing, and debentures are scheduled to mature as follows:

2026	2027	2028	2029	2030	after 2030	Total
13,204,168	7,648,470	5,864,600	7,643,378	6,669,031	33,266,117	74,295,764
The composition related to the capital markets and its respective maturities is detailed below:

		12/31/2025		12/31/2024
	Maturity	Current	Non-current	Current	Non-current
Bonds
AXIA Energia	2/4/2025	—	—	3,095,646	—
AXIA Energia	2/4/2030	219,432	4,171,840	248,409	4,415,847
AXIA Energia	1/11/2035	264,344	3,841,818	249,206	3,962,739
		483,776	8,013,658	3,593,261	8,378,586
Commercial Notes
AXIA Energia	8/23/2025	—	—	520,428	—
AXIA Energia	8/23/2026	529,087	—	21,379	498,118
AXIA Energia	8/23/2027	370,987	332,581	377,797	665,745
AXIA Energia	8/23/2027	28,682	499,631	21,768	497,639
AXIA Energia	8/23/2028	257,585	798,524	42,662	990,422
		1,186,341	1,630,736	984,034	2,651,924
Debentures
AXIA Energia	7/15/2035	7,042	996,373	—	—
AXIA Energia	4/15/2026	1,239,532	—	31,785	1,200,000
AXIA Energia	4/25/2026	1,018,117	—	14,572	1,000,000
AXIA Energia	9/15/2028	139,224	2,975,632	107,834	2,965,193
AXIA Energia	4/15/2029	61,474	1,984,185	48,659	1,982,737
AXIA Energia	5/15/2029	5,788	992,672	5,546	951,227
AXIA Energia	11/15/2029	281,986	831,560	4,162	1,062,361
AXIA Energia	4/15/2031	16,802	1,929,708	18,458	1,856,017
AXIA Energia	4/15/2031	31,852	1,017,484	25,279	1,016,742
AXIA Energia	9/15/2031	81,291	4,297,860	76,849	4,087,442
AXIA Energia	9/15/2034	111,601	1,527,373	97,423	1,426,282
Madeira Energia S.A.	6/28/2038	2,226,785	2,557,305	1,091,601	4,438,108
AXIA Energia Nordeste	1/15/2029	22,431	83,590	25,459	98,775
AXIA Energia Nordeste	4/15/2029	28,603	1,000,000	23,592	997,109
AXIA Energia Nordeste	6/15/2031	321,810	4,616,781	299,048	4,357,062
AXIA Energia Nordeste	9/15/2031	56,199	1,336,250	36,271	1,336,250
AXIA Energia Nordeste	9/15/2034	24,096	566,250	15,640	566,250
AXIA Energia Sul	8/31/2028	96,708	165,999	10,177	248,932
AXIA Energia Sul	9/15/2028	—	—	14,095	95,585
AXIA Energia Sul	11/15/2028	135,492	267,519	628	384,651
AXIA Energia Sul	9/15/2029	3,439	255,506	3,166	244,117
AXIA Energia Sul	4/15/2031	5,007	528,404	4,594	503,820
AXIA Energia Norte	6/28/2028	55,820	83,333	55,765	138,888
AXIA Energia Norte	6/28/2028	95,693	142,857	101,359	232,334
AXIA Energia Norte	4/15/2031	—	—	9,631	1,008,502
AXIA Energia Norte	9/15/2031	59,541	1,333,171	35,527	1,332,652
AXIA Energia Norte	9/15/2034	25,571	564,854	15,402	564,693

AXIA Energia Norte	7/15/2032	19,070	323,799	—	—
AXIA Energia Norte	7/15/2032	42,438	619,802	—	—
AXIA Energia Norte	7/15/2035	63,588	939,691	—	—
AXIA Energia Norte	4/15/2031	47,045	1,022,081	—	—
AXIA Energia Norte	11/15/2032	14,338	1,994,066	—	—
AXIA Energia Norte	9/15/2035	31,284	638,857	—	—
		6,369,667	35,592,962	2,172,522	34,095,729

		8,039,784	45,237,356	6,749,817	45,126,239
24.1 - Changes in loans, financing and debentures
The changes presented below comprise the years ending December 31, 2025, and 2024:

	12/31/2025	12/31/2024
Opening balance as of January 1	75,620,574	59,460,369
Effect on cash flow:
Funding	8,032,447	29,965,839
Interest Paid	(5,349,234)	(6,411,738)
Principal Amortization	(11,312,024)	(16,009,832)
Non-cash effect:
Acquisition of subsidiary	21,540	—
Debt assumption	459,522	—
Interest and charges incurred	5,635,332	5,651,860
Monetary variation incurred	509,150	501,819
Exchange rate variation incurred	5,819	113,072
Fair value adjustment	672,638	2,434,141
Transfer to held for sale	—	(84,956)
Final balance on December 31	74,295,764	75,620,574

Funding Activities
For the year ended December 31, 2025, the Company raised funds as presented in the table below:

Company	Transaction	Issue Date	Maturity Date	Rate (% p.a.)	Amount (R$)
AXIA Energia	7th Debenture Issuance	11/13/2025	11/15/2035	DI + 0.85	1,000,000
AXIA Energia Norte	7th Debenture Issuance – Series 1	07/15/2025	07/15/2032	DI + 0.49	338,451
	7th Debenture Issuance – Series 2	07/15/2025	07/15/2032	DI + 0.57	661,549
	7th Debenture Issuance – Series 3	07/15/2025	07/15/2035	DI + 0.58	1,000,000
	8th Debenture Issuance	10/15/2025	09/15/2035	DI - 1.08	700,000
	9th Debenture Issuance	11/13/2025	11/15/2032	DI + 0.65	2,000,000
	Foreign‑Currency Loan	02/25/2025	02/27/2026	DI + 0.44	500,000
AXIA Energia Sul	Foreign‑Currency Loan	8/14/2025	8/16/2027	DI + 0.79	400,000
		8/8/2025	8/11/2026	DI + 0.50	350,000
		11/25/2025	12/4/2027	DI + 0.20	215,040
		11/25/2025	12/4/2026	DI + 0.50	322,560
		12/8/2025	12/16/2027	DI + 0.50	216,760
		12/15/2025	12/21/2026	DI + 0.20	245,000
Eletronet	Commercial Note	09/01/2025	09/01/2030	DI + 1.45	83,087
Total					8,032,447

24.2 – Guarantees
The Company participates, as an intervening guarantor, in several projects of its controlled and non‑controlled investees. The total exposure in guarantees corresponds to the sum of the commitments assumed for associates and jointly controlled entities, amounting to R$21,545,766 as of December 31, 2025 (R$25,453,409 as of December 31, 2024), as presented in the table below:

UNCONTROLLED COMPANIES
Guarantor	Enterprise/Project	Guaranteed Outstanding Balance in 2025	Guarantee Expiration
AXIA Energia	Amazonas Energia	45,826	2026
AXIA Energia	Angra I	44,750	2027
AXIA Energia	Angra III	2,691,188	2038
AXIA Energia	Angra III	3,106,469	2036
AXIA Energia	Caldas Novas Transmissão	1,104	2028
AXIA Energia	Transnorte Energia - TNE	466,155	2036
AXIA Energia	Transnorte Energia - TNE	484,044	2028
AXIA Energia	Transnorte Energia - TNE	593,244	2030
AXIA Energia	Transnorte Energia - TNE	519,022	2041
AXIA Energia	UHE Belo Monte - Norte Energia	13,593,964	2042
Guarantees for non-controlled companies		21,545,766
In October 2025, the Company entered into a purchase and sale agreement with J&F S.A. for the disposal of its entire interest in the associate Eletronuclear. The disposal transaction, once all conditions precedent have been fulfilled, requires the purchaser to assume the guarantees previously provided by AXIA Energia in favor of Eletronuclear. For further information, see Note 39.
The guarantees provided to controlled investees are presented separately, as their related balances are already recorded under loans and financing payable.
As of December 31, 2025, the amount guaranteed for controlled investees totaled R$29,005,780 (R$24,441,964 as of December 31, 2024), as presented in the table below:

CONTROLLED COMPANIES
Guarantor	Enterprise/Project	Guaranteed Debt Balance on 12/31/2025	Guarantee Termination (year)
AXIA Energia	Cash Reinforcement – AXIA Energia Norte	525,654	2026
AXIA Energia	UHE Passo de São João – AXIA Energia Sul	10,170	2026
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	370,565	2026
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	325,822	2026
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	245,963	2026
AXIA Energia	RS Energia – AXIA Energia Sul	4,576	2027
AXIA Energia	RS Energia – AXIA Energia Sul	2,912	2027
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	423,089	2027
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	217,261	2027
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	218,001	2027
AXIA Energia	Working Capital Strengthening – AXIA Energia Norte	735,063	2028
AXIA Energia	Working Capital Strengthening – AXIA Energia Norte	88,164	2028
AXIA Energia	Debenture Issuance – AXIA Energia Sul	406,076	2028
AXIA Energia	Debenture Issuance – AXIA Energia Norte	139,154	2028
AXIA Energia	Debenture Issuance – AXIA Energia Norte	238,550	2028
AXIA Energia	Working Capital Strengthening – AXIA Energia Norte	487,040	2028
AXIA Energia	Debenture Issuance – AXIA Energia Sul	263,776	2028
AXIA Energia	UHE Mauá – AXIA Energia Sul	58,877	2028
AXIA Energia	UHE São Domingos – AXIA Energia Sul	44,548	2028
AXIA Energia	Debenture Issuance – AXIA Energia Nordeste	1,028,603	2029
AXIA Energia	Debenture Issuance – AXIA Energia Nordeste	108,153	2029
AXIA Energia	Corporate Projects – AXIA Energia Nordeste	23,669	2029
AXIA Energia	Livramento Wind Complex – Entorno II – AXIA Energia Sul	136,307	2029
AXIA Energia	Belo Monte Transmissora de Energia – AXIA Energia Norte	219,484	2029
AXIA Energia	Debenture Issuance – AXIA Energia Sul	261,330	2029
AXIA Energia	UHE Santo Antônio	322,770	2030
AXIA Energia	Debenture Issuance – AXIA Energia Nordeste	4,930,464	2031
AXIA Energia	Debenture Issuance – AXIA Energia Nordeste	1,982,795	2031
AXIA Energia	Debenture Issuance – AXIA Energia Norte	1,988,177	2031

AXIA Energia	Debenture Issuance – AXIA Energia Norte	1,089,041	2031
AXIA Energia	Debenture Issuance – AXIA Energia Sul	544,347	2031
AXIA Energia	Casa Nova II and III Wind Farms – AXIA Energia Nordeste	98,511	2031
AXIA Energia	Corporate Transmission Projects – AXIA Energia Nordeste	88,946	2031
AXIA Energia	Transmissora Delmiro Gouveia – TDG	37,473	2031
AXIA Energia	Debenture Issuance – AXIA Energia Norte	2,015,088	2032
AXIA Energia	Transmissora Delmiro Gouveia – TDG	77,002	2032
AXIA Energia	Debenture Issuance – AXIA Energia Norte	2,127,651	2032
AXIA Energia	Linha Verde Transmissora – AXIA Energia Norte	108,659	2033
AXIA Energia	Corporate Transmission Projects – AXIA Energia Nordeste	178,562	2034
AXIA Energia	Debenture Issuance – AXIA Energia Norte	720,568	2035
AXIA Energia	Teles Pires	1,249,555	2036
AXIA Energia	Corporate Transmission Projects – AXIA Energia Nordeste	79,270	2036
AXIA Energia	UHE Santo Antônio	4,784,094	2038
Guarantees of controlled companies		29,005,780
For the year ended December 31, 2025, the Company recorded R$138,231 (R$143,925 as of December 31, 2024) under non‑current liabilities related to guarantee provisions.
24.3 – Assumed Obligations - Covenants
The Company has restrictive clauses (covenants) in certain loan, financing and debenture agreements. The main covenants relate to:
(i) net debt to EBITDA;
(ii) debt service coverage ratio (DSCR);
(iii) corporate guarantees;
(iv) requirements relating to changes in ownership control; and
(v) restrictions on the significant sale of assets.
There were no covenant breaches for the year ended December 31, 2025.

Accounting Policy
Loans, financing and debentures are initially recognized at fair value, which in these cases corresponds to the transaction amount, and are subsequently measured at amortized cost, updated for contractual charges (interest, monetary adjustments and foreign exchange differences) and repayments, except when they are designated under hedge accounting or the fair value option, in which case measurement is based on changes in fair value.
The balances presented in the loan, financing and debenture tables reflect the measurement criteria applicable to each obligation. Note 37.3.2 presents the roll forward of debt instruments designated in hedge relationships, which are measured based on changes in fair value.
To mitigate the risk of potential enforcement of guarantees provided by AXIA Energia for financing arrangements of non‑controlled entities, the Company records a provision ranging from 1% to 5% of the outstanding principal, depending on the assessed risk level, which is determined based on the historical execution of guarantees and the net working capital of the debtor entity.